Condensed Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Consolidated Statement of Comprehensive Income
Revenue	$ 293	$ 640	$ 7,212
Other income	392	53
Administrative expenses	(23,177)	(55,201)	(70,977)
Impairment loss on intangible assets	(2,032)
Impairment loss on trade receivables and contract assets	(166)
Operating (loss)/profit	(24,690)	(54,508)	(63,765)
Change in fair value of warrants	6	10,638	117,394
Finance costs	(223)	(284)	(221)
Finance income	930	41
(Loss)/profit before tax	(23,977)	(44,113)	53,408
Income tax		141
(Loss)/profit from continuing operations	(23,977)	(43,972)	53,408
(Loss)/profit from discontinued operation, net of tax	(30,604)	(26,421)	11,667
(Loss)/profit for the financial year attributable to equity holders	(54,581)	(70,393)	65,075
Items that may be reclassified to profit or loss
Currency translation differences	(11,231)	(1,567)	3,101
Total comprehensive (loss)/profit for the year attributable to equity holders	(65,812)	(71,960)	68,176
Total comprehensive (loss)/profit for the year attributable to equity holders arises from:
Continuing operations	(35,208)	(45,539)	56,509
Discontinued operations	(30,604)	(26,421)	11,667
Total comprehensive (loss)/profit for the year attributable to equity holders	$ (65,812)	$ (71,960)	$ 68,176
Earnings per ordinary share from continuing operations attributable to equity holders
Basic earnings per share, continuing operations	$ (4.7386)	$ (8.3616)	$ 11.0201
Diluted earnings per share, continuing operations	(4.7386)	(8.3616)	10.9506
Earnings per ordinary share for the loss attributable to equity holders
Basic earnings per share	(10.7869)	(13.3859)	13.4274
Diluted earnings per share	$ (10.7869)	$ (13.3859)	$ 13.3428